Employee benefits - Defined benefit costs recognized in profit or loss (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits [Abstract]
Service costs	SFr 90,162	SFr 348,172	SFr 319,173
Net interest expense	14,541	12,994	14,922
Administration expense	6,009	17,422	8,710
Total defined costs for the year recognized in profit or loss	SFr 110,712	SFr 378,588	SFr 342,805